Convertible Notes Payable (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Jan. 08, 2020
Convertible notes payable	$ 280,000	$ 286,981
Accrued interest		$ 6,981
Convertible notes maturity date	Apr. 30, 2020	Apr. 30, 2020
Convertible notes accrued interest rate		8.00%		6.00%
Conversion price per share description	These AICNs automatically convert into shares of common stock at a rate of $2.89 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. NASDAQ or New York Stock Exchange) provided that the Company's stock price is at least $3.47 at the time of the uplist. The AICN note holders have the right to convert their outstanding principal and interest into shares of the Company's common stock at any time during their note's term at $2.89 per share.
Convertible Notes Payable [Member]
Convertible notes and accrued interest payable		$ 286,981
Convertible notes payable		280,000
Accrued interest		$ 6,981
Convertible notes maturity date		Jun. 30, 2021
Convertible notes accrued interest rate		10.00%
Increase in ccrued interest		$ 18,536	$ 0
Conversion price per share description		These convertible notes automatically convert into shares of common stock at a rate of $.72 per share at the earlier of the maturity date or an uplist to a national securities exchange (e.g. Exchange or New York Stock Exchange) provided that the Company's stock price is at least $.87 at the time of the uplist. The convertible note holders have the right to convert their outstanding principal and interest into shares of the Company's common stock at any time during their note's term at $.72 per share.
Conversion price per share		$ 0.72
Stock price		$ 0.87